Actuarial Assumptions to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SMI Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.38%	1.63%	1.50%
Rate of compensation increase	4.25%	4.25%	4.25%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.38%	1.63%	1.50%
Expected long-term return on plan assets	1.75%	1.75%	2.00%
Rate of compensation increase	4.25%	4.25%	4.25%
Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.60%	4.10%	3.80%
Rate of compensation increase	3.00%	3.50%	3.50%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	3.60%	4.10%	3.80%
Expected long-term return on plan assets	1.40%	1.10%	1.10%
Rate of compensation increase	3.00%	3.50%	3.50%